EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS

20.	EQUITY METHOD INVESTMENTS

On March 25, 2015, Frontline 2012 paid a stock dividend consisting of 4.1 million Avance Gas shares. All shareholders holding 60.74 shares or more, received one share in Avance Gas for every 60.74 shares they held, rounded down to the nearest whole share. The remaining fractional shares were paid in cash. $0.01 million of this dividend was paid in cash and $56.5 million was recorded as a stock dividend. Frontline 2012 retained 112,715 shares, which were recorded as marketable securities, in respect of the treasury shares held at the time of the dividend. Frontline 2012 stopped accounting for the investment as an equity method investment at this time as it no longer had significant influence over Avance Gas.

Frontline 2012's share of earnings from Avance Gas was $2.7 million in 2015. Frontline 2012 received dividends of $4.1 million from Avance Gas in 2015, while accounting for Avance Gas as an equity method investment.

The Company holds no equity method investments as at December 31, 2017.